Trade and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other liabilities
Schedule of trade and other liabilities

	December 31,
	2021	2020	2019

	(Euro, in thousands)
Trade and other liabilities	€134,304	€171,316	€142,510
Other non-current liabilities	7,135	8,096	6,989
Accrued charges	3,114	1,070	923
Total trade and other liabilities	€144,553	€180,482	€150,422